Cover	Sep. 11, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 11, 2026
Entity File Number	000-25349
Entity Registrant Name	Hooker Furnishings Corporation
Entity Central Index Key	0001077688
Entity Tax Identification Number	54-0251350
Entity Incorporation, State or Country Code	VA
Entity Address, Address Line One	440 East Commonwealth Boulevard
Entity Address, City or Town	Martinsville
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	24112
City Area Code	276
Local Phone Number	632-2133
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	HOFT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false